S000057341 [Member] Investment Risks - iShares High Yield Systematic Bond ETF	Feb. 28, 2026
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may “call” or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Financial Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid, when bonds in the Underlying Index are substituted, or when the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Privately Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the 1933 Act. Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Risk of Investing in the US [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Securities Lending Risk [Member]
Prospectus [Line Items]
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Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses;
differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index where high yield securities are an investment focus may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Consumer Goods and Services Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.

High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.

Energy Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Companies Risk. Companies in the energy sector may be adversely affected by volatility in energy and commodity prices, lower demand, overproduction, depletion of resources, social and political unrest, war, trade disputes, government regulations and energy transition efforts, among other factors. The energy sector is cyclical and can be significantly impacted by changes in economic conditions. Some energy companies, such as those in the oil and gas sector, face substantial costs related to exploration and production and significant operational risks. Energy companies are at risk of environmental damage claims and other litigation.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.